Quarterly Financial Information Quarterly Financial Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 0	$ 30,075	$ 18,944	$ 11,534	$ 6,240	$ 3,331	$ 584	$ 0	$ 0	$ 66,793	$ 3,970
Net loss from continuing operations attributable to stockholders	0	(14,351)	(12,650)	(6,993)	(4,706)					(38,700)	(3,883)
Dividends, Preferred Stock		(158)	(140)	(70)	0					368	0
Net Income (Loss) Before Discontinued operations After Adjustments for Dividends on Preferred Stock, Available to Common Stockholders, Basic		(14,509)	(12,790)	(7,063)	(4,706)	(2,647)	(1,122)	(82)	(32)	(39,068)	(3,883)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	(259)	(41)	(77)	(322)	(808)	(8)	0	0	(699)	(816)
Net loss from continuing operations attributable to common stockholders		$ (14,768)	$ (12,831)	$ (7,140)	$ (5,028)	$ (3,455)	$ (1,130)	$ (82)	$ (32)	$ (39,767)	$ (4,699)
Weighted average common shares outstanding		178,480,894	138,323,562	68,312,582	23,609,509	12,553,958	2,166,783	20,000	20,000	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ 0.00									$ (0.38)	$ (1.04)
Basic and diluted net loss per share attributable to common stockholders	$ 0.00					$ (0.22)	$ (0.52)	$ (4.10)	$ (1.60)	$ (0.39)	$ (1.26)
Common Stock [Member]
Basic and diluted net loss per share from continuing operations attributable to common stockholders		$ (0.08)	$ (0.09)	$ (0.10)	$ (0.20)	$ (0.28)	$ (0.52)	$ (4.10)	$ (1.60)
Basic and diluted net loss per share attributable to common stockholders		$ (0.08)	$ (0.09)	$ (0.10)	$ (0.21)